Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Balance at the beginning	$ 76
Balance at the end	266	$ 76
Cost
Intangible assets
Balance at the beginning	771
Additions	338
Acquisitions through business combinations	52
Balance at the end	1,161	771
Depreciation/ Amortization
Intangible assets
Balance at the beginning	(695)
Amortization for the year	(200)
Balance at the end	(895)	(695)
Computer software
Intangible assets
Balance at the beginning	76
Balance at the end	25	76
Computer software | Cost
Intangible assets
Balance at the beginning	771	771
Additions	4
Balance at the end	775	771
Computer software | Depreciation/ Amortization
Intangible assets
Balance at the beginning	(695)	(435)
Amortization for the year	(55)	(260)
Balance at the end	(750)	$ (695)
Licenses [Member]
Intangible assets
Balance at the end	241
Licenses [Member] | Cost
Intangible assets
Additions	334
Acquisitions through business combinations	52
Balance at the end	386
Licenses [Member] | Depreciation/ Amortization
Intangible assets
Amortization for the year	(145)
Balance at the end	$ (145)